Balance Sheet Components - Schedule of Capitalized Computer Software (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Balance Sheet Components [Line Items]
Capitalized internal-use software	$ 35,370	$ 32,425	$ 28,045
Less: Accumulated amortization	(24,897)	(20,431)	(13,553)
Capitalized computer software net	$ 10,473	$ 11,994	$ 14,492